Vessels (Details) - USD ($) $ in Thousands						12 Months Ended
		Oct. 20, 2017	Jul. 03, 2017	May 03, 2017	Nov. 01, 2016	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Vessels
Balance, at the beginning of the year	[1]					$ 2,014,783
Depreciation expense						67,726	$ 61,770	[1]	$ 55,693	[1]
Balance, at the end of the year						1,953,057	2,014,783	[1]
LNG vessel component
Vessels
Balance, at the beginning of the year						2,014,783
Additions						6,000
Depreciation expense						67,726
Balance, at the end of the year						1,953,057	2,014,783
LNG vessel component | Cost
Vessels
Balance, at the beginning of the year						2,183,127	1,767,392
Additions						6,000	5,084
Transfer from vessels under construction							413,171
Fully amortized dry-docking component						(2,500)	(2,520)
Balance, at the end of the year						2,186,627	2,183,127		1,767,392
LNG vessel component | Accumulated depreciation
Vessels
Balance, at the beginning of the year						168,344	109,094
Fully amortized dry-docking component						(2,500)	(2,520)
Depreciation expense						67,726	61,770
Balance, at the end of the year						$ 233,570	168,344		109,094
Vessels under construction | Cost
Vessels
Balance, at the beginning of the year							74,315
Additions							338,856
Transfer from vessels under construction							$ (413,171)
Balance, at the end of the year									$ 74,315
GAS-seven Ltd.
Vessels
Percentage of ownership interest					100.00%
Aggregate purchase price					$ 189,000
Consideration paid					68,142
Debt assumed					122,292
Adjustments in order to maintain agreed working capital					1,434
Minimum working capital					$ 1,000
GAS-eleven Ltd.
Vessels
Percentage of ownership interest				100.00%
Aggregate purchase price				$ 219,000
Consideration paid				66,643
Debt assumed				151,423
Adjustments in order to maintain agreed working capital				934
Minimum working capital				$ 1,000
GAS-thirteen Ltd.
Vessels
Percentage of ownership interest			100.00%
Aggregate purchase price			$ 211,000
Consideration paid			54,911
Debt assumed			155,005
Adjustments in order to maintain agreed working capital			1,084
Minimum working capital			$ 1,000
GAS-eight Ltd.
Vessels
Percentage of ownership interest		100.00%
Aggregate purchase price		$ 185,900
Consideration paid		70,614
Debt assumed		116,518
Adjustments in order to maintain agreed working capital		1,232
Minimum working capital		$ 1,000

[1]	Restated so as to reflect the historical financial statements of GAS-eleven Ltd., GAS-thirteen Ltd. and GAS-eight Ltd. acquired on May 3, 2017, July 3, 2017 and October 20, 2017, respectively, from GasLog Ltd. (“GasLog”) (Note 1).